Goodwill - Narrative (Details) - USD ($)	3 Months Ended	7 Months Ended	11 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Mar. 09, 2020	Jan. 22, 2020	Sep. 25, 2019	Sep. 24, 2019	May 23, 2019	Jan. 25, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 883,170,000	$ 883,170,000	$ 936,257,000	$ 883,170,000	$ 883,170,000	$ 936,257,000							$ 756,260,000
Medpass Group Limited
Business Acquisition [Line Items]
Percentage of share capital acquired (in percent)								100.00%
Accounts receivable adjustment						200,000
Unearned revenue adjustment						800,000
Business combination, fair value decrease to operating right-to-use assets						800,000
Other liabilities adjustment						(800,000)
Business combination, fair value decrease to operating current lease liabilities						100,000
Business combination, fair value decrease to operating non-current lease liabilities						700,000
Business combination, fair value decrease to operating non-current deferred tax liability						600,000
Revenue of acquiree since acquisition date			13,200,000
Net income of acquiree since acquisition date			2,500,000
Goodwill								$ 27,191,000
Valuation of contingent consideration at acquisition			0			0		$ 0
Symphony
Business Acquisition [Line Items]
Percentage of share capital acquired (in percent)										100.00%
Accounts receivable adjustment						600,000
Unearned revenue adjustment						1,000,000.0
Other liabilities adjustment						(100,000)
Revenue of acquiree since acquisition date	4,500,000
Net income of acquiree since acquisition date	1,000,000.0
Goodwill									$ 22,865,000
Unbilled revenue adjustment						100,000
Accounts payable adjustment						300,000
Valuation of contingent consideration at acquisition	$ 2,500,000	2,500,000		2,500,000	2,500,000				$ 2,500,000
Settlement of contingent consideration						500,000
Symphony | Minimum
Business Acquisition [Line Items]
Valuation of contingent consideration at acquisition			0			0
Symphony | Maximum
Business Acquisition [Line Items]
Valuation of contingent consideration at acquisition			$ 2,500,000			2,500,000
MeDiNova
Business Acquisition [Line Items]
Percentage of share capital acquired (in percent)							100.00%				60.00%
Business combination, fair value decrease to operating right-to-use assets						300,000
Other liabilities adjustment						1,600,000
Business combination, fair value decrease to operating current lease liabilities						100,000
Business combination, fair value decrease to operating non-current lease liabilities						300,000
Business combination, fair value decrease to operating non-current deferred tax liability						$ 2,200,000
Revenue of acquiree since acquisition date		6,500,000
Net income of acquiree since acquisition date		$ 4,700,000
Goodwill											$ 81,760,000
MMD
Business Acquisition [Line Items]
Percentage of share capital acquired (in percent)												100.00%
Unearned revenue adjustment				(900,000)
Other liabilities adjustment				100,000
Revenue of acquiree since acquisition date					17,900,000
Net income of acquiree since acquisition date					$ 1,100,000
Goodwill												$ 22,430,000
Unbilled revenue adjustment				(2,100,000)
Accounts payable adjustment				$ (600,000)